LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Carrying value, terms and conditions, and debt maturity schedule

				Carrying value
($ millions)	Authorized at December 31, 2017	Nominal interest rate	Year of maturity	December 31, 2017	December 31, 2016
Operating facility(1)	20	prime + 0.45 or BA(2) / LIBOR + 1.45	2018(3)
Revolving unsecured credit facility(1)	2,500	prime + 0.45 or BA(2) / LIBOR + 1.45	2020	1,778	353
Senior unsecured notes – series C	200	5.58	2021	199	199
Senior unsecured notes – series D	267	5.91	2019	266	266
Alberta Ethane Gathering System LP senior notes	73	5.565	2020	77
Senior unsecured medium-term notes series 1	250	4.89	2021	249	249
Senior unsecured medium-term notes series 2	450	3.77	2022	449	449
Senior unsecured medium-term notes series 3	450	4.75	2043	446	446
Senior unsecured medium-term notes series 4	600	4.81	2044	596	596
Senior unsecured medium-term notes series 5	450	3.54	2025	448	448
Senior unsecured medium-term notes series 6	500	4.24	2027	498	497
Senior unsecured medium-term notes series 7	500	3.71	2026	497	497
Senior unsecured medium-term notes series 8	650	2.99	2024	645
Senior unsecured medium-term notes series 9	550	4.74	2047	541
Senior unsecured medium-term notes 1A	150	4.00	2018	152
Senior unsecured medium-term notes 3A	50	5.05	2022	52
Senior unsecured medium-term notes 4A	200	3.06	2019	207
Senior unsecured medium-term notes 5A	350	3.43	2021	354
Finance lease liabilities and other				9	8
Total interest bearing liabilities	8,210			7,463	4,008
Less current portion				(163)	(6)
Total non-current				7,300	4,002

(1)	The nominal interest rate is based on the Company's credit rating at December 31, 2017.

(2)	Bankers' Acceptance.

(3)	Operating facility expected to be renewed on an annual basis.